Acquisition (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Acquisition (Details) [Line Items]
Tax deductible			$ 4,204,000
Contingent consideration liability			2,009,000
Paid cash		$ 500,000
HelioHeat GmbH [Member]
Acquisition (Details) [Line Items]
Equity interests	100.00%			100.00%
Cash paid at closing	$ 1,000,000
Liabilities arising from contingencies	3,000,000
Goodwill	4,200,000	1,100,000
Tax deductible	0	0
Contingent consideration liability			2,000,000
Acquisition related costs			100,000
Revenue of acquiree			400,000
Net loss of acquiree			$ 700,000
Deferred tax benefit		$ 600,000
Estimated useful life		10 years
HelioHeat GmbH [Member] | Payable upon service conditions [Member]
Acquisition (Details) [Line Items]
Liabilities arising from contingencies	$ 500,000
Liabilities arising from contingencies, term	3 years
HelioHeat GmbH [Member] | Earn-out provisions [Member]
Acquisition (Details) [Line Items]
Liabilities arising from contingencies	$ 2,500,000
Liabilities arising from contingencies, term	5 years
HelioHeat GmbH [Member] | Payments To Acquire Business, Deposit in Escrow Account [Member]
Acquisition (Details) [Line Items]
Cash paid at closing	$ 500,000
HelioHeat GmbH [Member] | Repay outstanding debt [Member]
Acquisition (Details) [Line Items]
Cash paid at closing	$ 200,000